FRANKLIN TEMPLETON GROUP
                         777 Mariners Island Boulevard
                          San Mateo, California 94404




October 2, 1997


Filed Via EDGAR (CIK #0000881309)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

         Re:      FRANKLIN MUNICIPAL SECURITIES TRUST
                  File Nos. 33-44132 and 811-6481

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 30, 1997.

Sincerely,

FRANKLIN MUNICIPAL SECURITIES TRUST




/s/ Larry L. Greene
Larry L. Greene
Senior Corporate Counsel

LLG:jg

cc: Mark Plafker, Esq.